Fair Value of Financial Instruments - Valuation Method Of Level 3 Financial Instruments Measured on a Recurring Basis (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans, held-for-sale, measured at fair value	$ 77,031	$ 67,649	$ 112,562
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans, held-for-sale, measured at fair value	77,031	67,649	112,562
Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans, held-for-sale, measured at fair value	77,031	67,649	112,562
Other real estate investments, measured at fair value	2,547	2,522	$ 2,557
Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commercial mortgage loans, held-for-sale, measured at fair value	$ 77,031	$ 67,649
Income Approach Valuation Technique | Weighted Average | Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield			4.90%
Income Approach Valuation Technique | Minimum | Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield		15.60%	4.70%
Income Approach Valuation Technique | Maximum | Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield		17.60%	5.20%
Cost Approach Valuation Technique | Weighted Average | Real Estate Securities | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield			12.40%
Cost Approach Valuation Technique | Minimum | Real Estate Securities | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield		12.20%	11.40%
Cost Approach Valuation Technique | Maximum | Real Estate Securities | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield		14.20%	13.40%
Valuation Technique, Discounted Cash Flow [Member] | Weighted Average | Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield	4.00%	16.60%
Valuation Technique, Discounted Cash Flow [Member] | Weighted Average | Real Estate Securities | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield	12.80%	13.20%
Valuation Technique, Discounted Cash Flow [Member] | Minimum | Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield	3.20%	15.60%
Valuation Technique, Discounted Cash Flow [Member] | Minimum | Real Estate Securities | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield	11.70%	12.20%
Valuation Technique, Discounted Cash Flow [Member] | Maximum | Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield	17.60%	17.60%
Valuation Technique, Discounted Cash Flow [Member] | Maximum | Real Estate Securities | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Yield	13.70%	14.20%